10Q BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinuing Operations (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets of discontinued operations	$ 1,042,087	$ 942,828	$ 891,703
Noncurrent assets of discontinued operations	15,408,101	15,438,126	15,932,104
Current liabilities of discontinued operations	665,270	595,857	549,461
Noncurrent liabilities of discontinued operations	477,635	444,464	472,100
Issuer Solutions | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	181,974	181,982	181,956
Accounts receivable, net	317,093	299,434	322,984
Prepaid expenses and other current assets	543,020	461,412	386,763
Current assets of discontinued operations	1,042,087	942,828	891,703
Goodwill	9,518,724	9,508,786	9,516,695
Other intangible assets, net	4,273,729	4,404,561	4,942,419
Property and equipment, net	945,568	882,784	835,050
Other noncurrent assets	670,080	641,995	637,940
Noncurrent assets of discontinued operations	15,408,101	15,438,126	15,932,104
Accounts payable and accrued liabilities	665,270	595,857	549,461
Current liabilities of discontinued operations	665,270	595,857	549,461
Deferred income taxes	248,114	258,764	277,796
Other noncurrent liabilities	229,521	185,700	194,304
Noncurrent liabilities of discontinued operations	$ 477,635	$ 444,464	$ 472,100